Management of Financial Risk (Disclosure of Nature and Extent Arising from Financial Instruments - Currency Risk) (Details)
€ in Thousands, XAF in Thousands, S/ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 XAF	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 ARS ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items			$ 1,527	$ 249
CANADA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items	$ 69,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
CANADA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ (755,000)				$ (962)							$ (11,981,000)	$ (15,254)
CANADA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					1,660								1,402
CANADA | Currency risk [member] | Marketable Securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					527								1,348
CANADA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					690								53
CANADA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net					$ (3,839)								(17,838)
CANADA | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net													$ (207)
PERU
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items | S/		S/ 152
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
PERU | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ 1,668,000					S/ 6,450						(2,439,000)		S/ (8,839)
PERU | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/						5,508								9,658
PERU | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/						2,144								3,563
PERU | Currency risk [member] | Income Tax Receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/						20,707								6,915
PERU | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/						(17,496)								(28,046)
PERU | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/						S/ (4,413)								100
PERU | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/														(275)
PERU | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | S/														S/ (754)
MEXICO
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
MEXICO | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ (16,802,000)						$ (332,720)					(25,402,000)			$ (506,735)
MEXICO | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							18,126								3,117
MEXICO | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							174,229								108,569
MEXICO | Currency risk [member] | VAT - long term receivable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							70,520								67,542
MEXICO | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							(400,697)								(311,747)
MEXICO | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							(13,534)								(4,871)
MEXICO | Currency risk [member] | Income Tax Payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							(87,881)								(297,083)
MEXICO | Currency risk [member] | Other Liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							(6,178)								(5,160)
MEXICO | Currency risk [member] | Provisions Noncurrent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net							$ (87,305)								$ (67,102)
ARGENTINA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
ARGENTINA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ 2,734,000							$ 261,439				$ 29,091,000				$ 2,442,206
ARGENTINA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								4,319								2,326
ARGENTINA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								1,526,506								3,281,760
ARGENTINA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								(1,174,033)								(764,331)
ARGENTINA | Currency risk [member] | Provisions Current [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net								$ (95,353)								$ (77,549)
WEST AFRICA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items	$ 2,595,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
WEST AFRICA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ 28,548,000								XAF 16,001,082
WEST AFRICA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF									11,494,909
WEST AFRICA | Currency risk [member] | Restricted Cash [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF									1,166,963
WEST AFRICA | Currency risk [member] | Trade and Value Added Tax Long Term Receivable [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF									13,433,368
WEST AFRICA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | XAF									XAF (10,094,158)
AUSTRALIA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items	$ 61,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
AUSTRALIA | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ (804,000)									$ (934)
AUSTRALIA | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net										5
AUSTRALIA | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net										$ (939)
European Union
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect of Foreign denominated items	$ 110,000
Change percentage, currency	10.00%	10.00%	10.00%	10.00%
European Union | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net	$ (1,207,000)										€ (1,403)
European Union | Currency risk [member] | Cash and Cash Equivalent [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €											28
European Union | Currency risk [member] | Trade and Other Payables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exposure on asset (liabilities), net | €											€ (1,431)
Forward contract [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 18,500,000
Forward contract fixed rate	1.173